Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenues:
Gas operating revenues (Note 3)	$ 1,302,308	$ 1,321,412	$ 1,454,639
Construction revenues (Note 3)	1,246,484	1,139,078	1,008,986
Total operating revenues	2,548,792	2,460,490	2,463,625
Gas operating revenues (Note 3)	1,302,308	1,321,412	1,454,639
Operating expenses:
Net cost of gas sold	355,045	397,121	563,809
Operations and maintenance	412,187	401,724	393,199
Depreciation and amortization	250,951	289,132	270,111
Taxes other than income taxes	57,946	52,376	49,393
Construction expenses	1,148,963	1,024,423	898,781
Total operating expenses	2,225,092	2,164,776	2,175,293
Operating income	323,700	295,714	288,332
Other income and (expenses):
Net interest deductions (Notes 8 and 9)	(78,064)	(73,660)	(71,879)
Other income (deductions)	13,394	9,469	2,879
Total other income and (expenses)	(64,670)	(64,191)	(69,000)
Income before income taxes	259,030	231,523	219,332
Income tax expense (Note 13)	65,088	78,468	79,902
Net income	193,942	153,055	139,430
Net income attributable to noncontrolling interests	101	1,014	1,113
Net income	$ 193,841	$ 152,041	$ 138,317
Basic earnings per share (Notes 1 and 16)	$ 4.04	$ 3.20	$ 2.94
Diluted earnings per share (Notes 1 and 16)	$ 4.04	$ 3.18	$ 2.92
Average number of common shares	47,965	47,469	46,992
Average shares (assuming dilution)	47,991	47,814	47,383
Southwest Gas Corporation [Member]
Operating revenues:
Gas operating revenues (Note 3)	$ 1,302,308	$ 1,321,412	$ 1,454,639
Gas operating revenues (Note 3)	1,302,308	1,321,412	1,454,639
Operating expenses:
Net cost of gas sold	355,045	397,121	563,809
Operations and maintenance	410,745	401,724	393,199
Depreciation and amortization	201,922	233,463	213,455
Taxes other than income taxes	57,946	52,376	49,393
Total operating expenses	1,025,658	1,084,684	1,219,856
Operating income	276,650	236,728	234,783
Other income and (expenses):
Net interest deductions (Notes 8 and 9)	(69,733)	(66,997)	(64,095)
Other income (deductions)	13,036	8,276	2,292
Total other income and (expenses)	(56,697)	(58,721)	(61,803)
Income before income taxes	219,953	178,007	172,980
Income tax expense (Note 13)	63,135	58,584	61,355
Net income	156,818	153,055	139,430
Net income (loss) from continuing operations	156,818	119,423	111,625
Discontinued operations-construction services, income before income taxes		53,516	46,352
Discontinued operations-construction services, Income tax expense		19,884	18,547
Discontinued operations-construction services, Income		33,632	27,805
Discontinued operations-construction services - Noncontrolling interests		1,014	1,113
Income - discontinued operations		32,618	26,692
Net income	$ 156,818	$ 152,041	$ 138,317